ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE－10 ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As of December 31,
	2024	2023
	US$’000	US$’000
Trade Creditors	5,562	3,440
Accrued Expenses	1,081	812
Other Payables	297	506
Accounts Payable and Accrued Liabilities	6,940	4,758